Financial Instruments - Summary of Consolidated Debt by Type of Instrument (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Current maturities	$ (68)	$ (105)
Short- term	68	105
Short-term debt	73	179
Long- term	7,306	9,160
Bank loans [member]
Disclosure of detailed information about financial instruments [line items]
Short- term		67
Long- term	2,017	2,754
Bank loans [member] | Loans in Foreign Countries [member]
Disclosure of detailed information about financial instruments [line items]
Short- term		67
Long- term	289	371
Bank loans [member] | Syndicated loans [member]
Disclosure of detailed information about financial instruments [line items]
Long- term	1,728	2,383
Notes payable [member]
Disclosure of detailed information about financial instruments [line items]
Short- term	5	7
Long- term	5,357	6,511
Notes payable [member] | Medium term notes [member]
Disclosure of detailed information about financial instruments [line items]
Long- term	5,179	6,327
Notes payable [member] | Other Notes Payable [member]
Disclosure of detailed information about financial instruments [line items]
Short- term	5	7
Long- term	178	184
Total bank loans and notes payables [member]
Disclosure of detailed information about financial instruments [line items]
Short- term	5	74
Long- term	$ 7,374	$ 9,265
Bottom of range [member] | Bank loans [member] | Loans in Foreign Countries [member]
Disclosure of detailed information about financial instruments [line items]
Debt instrument maturity period	2023	2021
Bottom of range [member] | Bank loans [member] | Syndicated loans [member]
Disclosure of detailed information about financial instruments [line items]
Debt instrument maturity period	2023	2021
Bottom of range [member] | Notes payable [member] | Medium term notes [member]
Disclosure of detailed information about financial instruments [line items]
Debt instrument maturity period	2024	2024
Bottom of range [member] | Notes payable [member] | Other Notes Payable [member]
Disclosure of detailed information about financial instruments [line items]
Debt instrument maturity period	2022	2021
Top of range [member] | Bank loans [member] | Loans in Foreign Countries [member]
Disclosure of detailed information about financial instruments [line items]
Debt instrument maturity period	2024	2024
Top of range [member] | Bank loans [member] | Syndicated loans [member]
Disclosure of detailed information about financial instruments [line items]
Debt instrument maturity period	2026	2025
Top of range [member] | Notes payable [member] | Medium term notes [member]
Disclosure of detailed information about financial instruments [line items]
Debt instrument maturity period	2031	2030
Top of range [member] | Notes payable [member] | Other Notes Payable [member]
Disclosure of detailed information about financial instruments [line items]
Debt instrument maturity period	2027	2027